Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 100	$ 112	$ 260
R&D
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	69	80	231
General and Administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	10	11	13
Selling
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 21	$ 21	$ 16